Promissory Note - Third Party	3 Months Ended
Mar. 31, 2025
Promissory Note - Third Party
Promissory Note - Third Party

Note 8 — Promissory Note - Third Party

On March 25, 2025, the Company entered into a promissory note with Dr. Tham Seng Kong, who is one of the parties of the Merger Agreement, for an amount of $300,000 for the purpose of working capital. The promissory note is non-interest bearing and repayable upon consummation of an initial Business Combination. As of March 31, 2025, $30,000 had been borrowed under the promissory note.